United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: 2025-12-31

Item 1.	Reports to Stockholders

Federated Hermes Corporate Bond Strategy Portfolio

FCSPX

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Managed Pool Series

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Baa component of the Bloomberg US Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a diversified portfolio of investment-grade, corporate fixed-income securities.

Top Contributors to Performance

  Overall, sector allocation was a positive contributor to relative Fund performance. The positive contributions from an underweight allocation to the media and entertainment sector and overweight allocation to the aerospace and defense and banking sectors more than offset the negative contribution from an underweight allocation to the sovereign sector.

Top Detractors from Performance

  The Fund’s average interest rate sensitivity, or duration, was in-line with the Index over the reporting period but was a negative contributor to relative performance due to the timing of changes to the Fund’s duration.

  Security selection was a negative contributor to relative performance during the fiscal year due primarily to negative selection in the technology, auto and banking sectors.

  The yield curve positioning of the Fund was a negative contributor to relative performance in a year during which shorter-term U.S. Treasury rates decreased more than longer-term rates.

  Pricing effects at year end had an outsized impact on relative Index performance in the fourth quarter of 2025. Volatile U.S. Treasury market price activity on December 31 between Bond Market close when the Index is valued (1:00 pm) and the close of regular trading when the Fund is priced (4:00 pm) had a negative effect on comparative performance.

Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Federated Hermes Corporate Bond Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Credit Index	Bloomberg US Credit Index (Baa Component)
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,861	$10,265	$10,563	$10,789
12/31/2017	$11,731	$10,628	$11,215	$11,592
12/31/2018	$11,400	$10,630	$10,979	$11,253
12/31/2019	$13,288	$11,556	$12,493	$13,105
12/31/2020	$14,866	$12,424	$13,662	$14,340
12/31/2021	$14,805	$12,232	$13,514	$14,283
12/31/2022	$12,519	$10,641	$11,452	$12,006
12/31/2023	$13,671	$11,229	$12,389	$13,136
12/31/2024	$14,100	$11,369	$12,641	$13,490
12/31/2025	$15,200	$12,199	$13,631	$14,596

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Corporate Bond Strategy Portfolio	7.80%	0.44%	4.28%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Credit Index	7.83%	(0.05)%	3.15%
Bloomberg US Credit Index (Baa Component)	8.20%	0.35%	3.85%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$200,911,669
  Number of Investments417
  Portfolio Turnover66%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	1.5%
Cash Equivalents	3.1%
Foreign Government/Agency	3.9%
Corporate Bonds	92.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P100

36217-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes High Yield Strategy Portfolio

FHYSX

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Managed Pool Series

This annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Midstream, Building Materials, Retailers, Consumer Products and Chemicals industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Retailer industry sector and underweight allocation to the Midstream industry sector.

  Specific Fund holdings that positively impacted performance relative to the Index included Foundation Building Materials, Allied Universal, Seagate, Beach Acquisition and Trivium.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Healthcare, Insurance - P&C, Pharmaceuticals and Food & Beverage industry sectors.

  The Fund was negatively impacted by its underweight allocation to the strong performing Media & Entertainment industry sector. The Fund was also negatively impacted by its overweight allocation to the Technology industry sector given its lagging performance versus the Index total return. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Condor Merger, Warner Media, DISH DBS, Organon and Community Health.

Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Federated Hermes High Yield Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,585	$10,265	$11,713
12/31/2017	$12,454	$10,628	$12,592
12/31/2018	$12,182	$10,630	$12,329
12/31/2019	$14,021	$11,556	$14,095
12/31/2020	$14,867	$12,424	$15,088
12/31/2021	$15,670	$12,232	$15,882
12/31/2022	$13,848	$10,641	$14,106
12/31/2023	$15,782	$11,229	$16,002
12/31/2024	$16,875	$11,369	$17,313
12/31/2025	$18,390	$12,199	$18,806

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes High Yield Strategy Portfolio	8.98%	4.35%	6.28%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$87,367,426
  Number of Investments2
  Portfolio Turnover33%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Fund Holdings

Top Index Classifications (% of Net Assets)Footnote Reference1

Value	Value
Building Materials	3.2%
Independent Energy	3.3%
Automotive	3.5%
Chemicals	3.8%
Gaming	3.9%
Health Care	5.1%
Cable Satellite	5.2%
Midstream	5.4%
Insurance - P&C	8.8%
Technology	13.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P209

40004-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Mortgage Strategy Portfolio

FMBPX

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Managed Pool Series

This annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).

Top Contributors to Performance

  Security selection proved beneficial to relative performance, attributable to a preference for mortgage-backed securities issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Federated Hermes Mortgage Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,230	$10,265	$10,167
12/31/2017	$10,511	$10,628	$10,419
12/31/2018	$10,629	$10,630	$10,522
12/31/2019	$11,298	$11,556	$11,190
12/31/2020	$11,837	$12,424	$11,624
12/31/2021	$11,725	$12,232	$11,502
12/31/2022	$10,372	$10,641	$10,144
12/31/2023	$10,909	$11,229	$10,656
12/31/2024	$11,065	$11,369	$10,784
12/31/2025	$12,038	$12,199	$11,709

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Mortgage Strategy Portfolio	8.80%	0.34%	1.87%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,061,626,264
  Number of Investments2
  Portfolio Turnover17%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Asset-Backed Securities	1.2%
Non-Agency Mortgage-Backed Securities	1.3%
Cash Equivalents	4.8%
Collateralized Mortgage Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	95.1%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P407

38011-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $177,662

Fiscal year ended 2024 – $170,830

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,900 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $179,669

Fiscal year ended 2024 - $261,926

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2025

Ticker | FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Principal Amount or Shares			Value
		CORPORATE BONDS—92.1%
		Basic Industry - Chemicals—0.5%
$ 740,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 749,508
255,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	242,809
		TOTAL	992,317
		Basic Industry - Metals & Mining—1.4%
1,000,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	925,149
825,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	851,318
390,000	[1]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	388,297
600,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	541,264
		TOTAL	2,706,028
		Basic Industry - Paper—0.4%
700,000	[1]	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	705,137
		Capital Goods - Aerospace & Defense—5.0%
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	335,340
400,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	394,350
1,145,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,085,326
825,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	724,150
1,395,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	991,519
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	178,798
600,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	623,234
440,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	435,314
750,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	775,359
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	349,691
425,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	419,706
250,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	252,508
670,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	693,962
850,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	853,594
300,000		RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	251,394
1,155,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	1,193,371
490,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	444,906
		TOTAL	10,002,522
		Capital Goods - Building Materials—0.7%
350,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	341,783
270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	267,785
410,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	380,322
255,000		Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	273,657
90,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	76,518
		TOTAL	1,340,065
		Capital Goods - Construction Machinery—0.7%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	211,615
800,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	839,240
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	443,458
		TOTAL	1,494,313
		Capital Goods - Diversified Manufacturing—1.3%
250,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	260,330
245,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	246,913
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	145,214
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	73,815
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 415,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	$ 386,215
175,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	173,903
550,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	504,787
460,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	483,282
435,000	[1]	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	395,343
		TOTAL	2,669,802
		Capital Goods - Environmental—0.4%
225,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	196,581
195,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	184,053
475,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	466,108
		TOTAL	846,742
		Capital Goods - Packaging—0.3%
470,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	475,148
150,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	149,710
		TOTAL	624,858
		Communications - Cable & Satellite—1.6%
240,000		CCO Safari II LLC, 6.484%, 10/23/2045	225,931
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, Secured Note, 5.850%, 12/1/2035	499,006
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	149,196
1,915,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	1,237,688
750,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	758,909
300,000		Charter Communications, Inc., 4.200%, 3/15/2028	298,586
150,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	131,895
		TOTAL	3,301,211
		Communications - Media & Entertainment—0.6%
265,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	272,381
355,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	351,972
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	136,761
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	453,822
		TOTAL	1,214,936
		Communications - Telecom Wireless—4.9%
200,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	196,411
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	272,462
275,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	180,901
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	246,243
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	100,026
460,000		American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	460,238
650,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	675,370
290,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	240,151
725,000	[1]	Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	736,970
150,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	134,150
100,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	90,611
150,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	147,946
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	449,685
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	410,065
450,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	442,605
1,162,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	1,164,162
215,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	219,463
Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$1,650,000	[1]	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.300%, 5/15/2035	$ 1,692,451
1,005,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	972,996
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	274,386
825,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	802,208
		TOTAL	9,909,500
		Communications - Telecom Wirelines—7.0%
452,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	385,903
1,700,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	1,562,084
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	236,219
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	175,823
600,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	600,993
850,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	839,835
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	379,216
1,250,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2054	1,199,784
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	262,023
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	468,588
315,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	269,387
750,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	597,380
350,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	356,774
800,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	729,480
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	576,169
925,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	845,030
635,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	497,831
140,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	107,077
74,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	74,204
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	313,029
676,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	665,814
1,485,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	1,472,968
950,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	939,255
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	443,582
		TOTAL	13,998,448
		Consumer Cyclical - Automotive—3.3%
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	200,371
800,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	839,555
205,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	220,277
105,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	94,373
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	118,024
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	741,655
425,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	409,503
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	48,911
110,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.200%, 10/27/2028	110,181
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	405,928
1,600,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	1,683,761
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.900%, 6/23/2028	609,537
1,200,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,174,477
		TOTAL	6,656,553
		Consumer Cyclical - Retailers—1.3%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	142,370
225,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	206,721
250,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	186,748
Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 950,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	$ 985,780
510,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	447,684
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	159,798
500,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	517,230
	TOTAL	2,646,331
	Consumer Cyclical - Services—0.5%
500,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	523,538
515,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	518,595
	TOTAL	1,042,133
	Consumer Non-Cyclical - Food/Beverage—3.5%
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	123,986
1,200,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	1,246,468
325,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	316,820
360,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	342,501
115,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	116,883
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	301,600
125,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	115,742
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	209,051
600,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	602,878
230,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	148,939
75,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	62,880
148,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	133,636
375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	310,093
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	247,943
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	88,686
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	276,509
150,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	149,536
180,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	167,425
830,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	802,546
125,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	128,090
1,050,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	1,107,566
	TOTAL	6,999,778
	Consumer Non-Cyclical - Health Care—4.7%
1,000,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	999,018
520,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	498,871
429,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	381,349
125,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	127,613
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	199,019
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	776,254
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	256,918
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	470,744
600,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	628,963
1,300,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	1,293,401
250,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	255,605
600,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	646,653
270,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	294,691
250,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	170,125
800,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	823,850
755,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	747,406
365,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	363,249
Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 494,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	$ 511,740
	TOTAL	9,445,469
	Consumer Non-Cyclical - Pharmaceuticals—2.5%
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	699,790
1,380,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	1,428,935
1,120,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	1,097,459
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	274,898
750,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	812,211
875,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	566,169
250,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	191,602
	TOTAL	5,071,064
	Consumer Non-Cyclical - Supermarkets—0.8%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	345,698
425,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	326,027
935,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	940,525
	TOTAL	1,612,250
	Consumer Non-Cyclical - Tobacco—1.9%
1,100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	779,666
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	75,363
100,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	101,740
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	312,835
130,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	129,315
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	473,072
1,215,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	1,301,422
100,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	99,299
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	166,067
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	314,853
	TOTAL	3,753,632
	Energy - Independent—1.5%
705,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	724,977
115,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	114,636
375,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	376,473
135,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	127,714
590,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	598,072
355,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	367,727
660,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	705,165
	TOTAL	3,014,764
	Energy - Integrated—0.6%
805,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	563,352
215,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	214,819
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	132,000
450,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	321,711
	TOTAL	1,231,882
	Energy - Midstream—9.0%
775,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	733,722
197,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	199,679
200,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	197,850
795,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	821,467
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	47,552
180,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	179,120
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 600,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	$ 574,928
800,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	843,033
600,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	502,533
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	222,547
665,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	682,941
500,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	517,830
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	245,653
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	164,599
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	270,173
510,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	512,858
780,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	778,724
500,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	463,443
170,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	170,143
100,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	82,341
1,035,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	870,630
400,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	408,263
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	80,274
825,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	864,641
795,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	726,562
725,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	689,765
850,000	ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	906,073
950,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	995,934
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	458,518
125,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	110,274
425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	431,693
600,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	642,675
425,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	429,099
150,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	149,455
350,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	314,666
280,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	285,077
1,050,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	1,094,412
475,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	469,784
	TOTAL	18,138,931
	Energy - Refining—0.8%
575,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	493,014
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	159,832
465,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	408,682
500,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	456,465
200,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	178,962
	TOTAL	1,696,955
	Financial Institution - Banking—8.7%
875,000	Capital One Financial Co., Sr. Unsecd. Note, 3.273%, 3/1/2030	850,062
500,000	Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	498,651
825,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	821,148
200,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	209,411
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	453,051
1,500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	1,559,387
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	409,131
500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	521,601
980,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	846,875
Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 200,000	Comerica, Inc., 3.800%, 7/22/2026	$ 199,353
1,080,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,126,866
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	199,813
595,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	581,825
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	624,426
1,095,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,118,526
250,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	255,187
1,000,000	Goldman Sachs Group, Inc., Sr. Sub. Note, 6.750%, 10/1/2037	1,117,112
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	514,569
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	522,550
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	869,235
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	283,330
100,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	100,078
980,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	996,183
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	177,768
1,000,000	Morgan Stanley, Sub. Note, 2.484%, 9/16/2036	879,693
425,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	438,319
570,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	594,374
450,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	459,824
140,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	145,541
	TOTAL	17,373,889
	Financial Institution - Broker/Asset Mgr/Exchange—1.0%
975,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	848,926
85,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	88,408
375,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	395,952
700,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	686,170
	TOTAL	2,019,456
	Financial Institution - Finance Companies—2.6%
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	654,588
600,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	541,971
835,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	827,407
230,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	225,411
975,000	Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	991,344
1,000,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	1,011,032
500,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	518,482
485,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	514,790
	TOTAL	5,285,025
	Financial Institution - Insurance - Health—1.5%
575,000	Centene Corp., 2.500%, 3/1/2031	496,878
225,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	210,853
1,100,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	1,122,425
1,050,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	1,044,175
125,000	The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	111,818
	TOTAL	2,986,149
	Financial Institution - Insurance - Life—1.6%
995,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,042,374
260,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	292,633
576,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	549,762
250,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	262,812
900,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	944,764
Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	$ 133,813
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	58,227
		TOTAL	3,284,385
		Financial Institution - Insurance - P&C—1.5%
925,000		Aon North America, Inc., 5.750%, 3/1/2054	920,993
775,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	787,807
450,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	445,885
425,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	441,452
212,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	213,258
120,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	132,712
		TOTAL	2,942,107
		Financial Institution - REIT - Apartment—0.5%
805,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	699,082
180,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	182,486
100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,907
		TOTAL	980,475
		Financial Institution - REIT - Healthcare—0.6%
325,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	285,477
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	233,054
400,000		Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	397,972
150,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	149,290
125,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	115,870
		TOTAL	1,181,663
		Financial Institution - REIT - Office—1.3%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	89,900
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	99,604
680,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	684,111
455,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	451,116
1,100,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	1,032,524
340,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	292,556
		TOTAL	2,649,811
		Financial Institution - REIT - Other—0.5%
195,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	192,480
775,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	802,284
		TOTAL	994,764
		Financial Institution - REIT - Retail—0.8%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	138,835
700,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	773,037
500,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	490,715
210,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	208,507
		TOTAL	1,611,094
		Technology—9.2%
425,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	419,500
300,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 3.250%, 2/15/2029	289,150
500,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	509,916
700,000	[1]	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	722,278
370,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	373,679
480,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	492,066
850,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	839,839
375,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	387,151
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 675,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	$ 654,868
930,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	960,695
225,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	220,374
435,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	415,022
75,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	75,141
80,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	80,019
610,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	606,538
560,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	519,219
710,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	704,009
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	504,962
495,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	505,317
740,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	567,650
600,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	554,106
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	997,759
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	730,117
495,000	Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	485,734
1,300,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	1,245,972
1,900,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	1,578,410
210,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	201,109
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	245,761
625,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	623,856
235,000	Synopsys, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2028	238,307
500,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	511,321
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	74,891
620,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	636,609
505,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	448,936
	TOTAL	18,420,281
	Transportation - Railroads—0.6%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	113,630
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	220,668
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	96,647
450,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	404,995
445,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	333,805
	TOTAL	1,169,745
	Transportation - Services—1.5%
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	188,033
425,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	325,487
1,000,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,054,565
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	98,870
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	257,205
600,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	618,057
170,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	173,829
130,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	128,079
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	217,932
	TOTAL	3,062,057
	Utility - Electric—4.7%
135,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	135,561
200,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	190,312
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	180,671
105,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	110,355
Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 100,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	$ 113,335
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	157,797
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	312,067
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	536,892
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	119,123
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	238,021
250,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	251,462
625,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	648,077
250,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	238,187
250,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	271,001
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	333,114
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	450,055
600,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	597,592
250,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	256,362
250,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	257,106
140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	108,777
215,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	222,382
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	664,358
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	153,122
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	240,063
150,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	149,889
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	198,914
225,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	232,227
100,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	78,310
300,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	249,672
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	97,481
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	415,207
345,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	355,560
120,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	114,962
575,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	576,849
135,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	128,272
	TOTAL	9,383,135
	Utility - Natural Gas—0.3%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	491,791
135,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	132,931
	TOTAL	624,722
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	70,173
	TOTAL CORPORATE BONDS (IDENTIFIED COST $189,797,449)	185,154,552
	FOREIGN GOVERNMENTS/AGENCIES—3.9%
	Sovereign—3.9%
700,000	Mexico, Government of, 3.750%, 1/11/2028	693,000
4,221,000	Mexico, Government of, Series 10, 5.625%, 9/22/2035	4,161,906
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	164,800
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	223,201
250,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	236,125
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	251,000
1,190,000	Peru, Government of, 6.550%, 3/14/2037	1,315,069
Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 700,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	$ 733,600
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,854,871)	7,778,701
	REPURCHASE AGREEMENT—3.1%
6,156,000	Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $297,903,705. (IDENTIFIED COST $6,156,000)	6,156,000
	INVESTMENT COMPANY—1.5%
2,961,535	Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[2] (IDENTIFIED COST $2,961,535)	2,961,535
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $206,769,855)[3]	202,050,788
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(1,139,119)
	NET ASSETS—100%	$200,911,669
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	50	$10,439,453	March 2026	$(886)
United States Treasury Notes 5-Year Long Futures	60	$6,558,282	March 2026	$(19,330)
United States Treasury Ultra Bond Long Futures	18	$2,124,000	March 2026	$(42,280)
Short Futures:
United States Treasury Notes 10-Year Short Futures	70	$7,870,625	March 2026	$51,085
United States Treasury Notes 10-Year Ultra Short Futures	30	$3,450,469	March 2026	$25,222
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$13,811
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,359,003
Purchases at Cost	$26,521,282
Proceeds from Sales	$(24,918,750)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$2,961,535
Shares Held as of 12/31/2025	2,961,535
Dividend Income	$65,037

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $206,769,855.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Annual Financial Statements and Additional Information
11

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$185,154,552	$—	$185,154,552
Foreign Governments/Agencies	—	7,778,701	—	7,778,701
Investment Company	2,961,535	—	—	2,961,535
Repurchase Agreement	—	6,156,000	—	6,156,000
TOTAL SECURITIES	$2,961,535	$199,089,253	$—	$202,050,788
Other Financial Instruments:[1]
Assets	$76,307	$—	$—	$76,307
Liabilities	(62,496)	—	—	(62,496)
TOTAL OTHER FINANCIAL INSTRUMENTS	$13,811	$—	$—	$13,811

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.97	$10.09	$9.63	$11.86	$12.38
Income From Investment Operations:
Net investment income (loss)[1]	0.47	0.44	0.40	0.38	0.38
Net realized and unrealized gain (loss)	0.29	(0.13)	0.46	(2.20)	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.76	0.31	0.86	(1.82)	(0.06)
Less Distributions:
Distributions from net investment income	(0.47)	(0.43)	(0.40)	(0.38)	(0.38)
Distributions from net realized gain	—	—	—	(0.03)	(0.08)
TOTAL DISTRIBUTIONS	(0.47)	(0.43)	(0.40)	(0.41)	(0.46)
Net Asset Value, End of Period	$10.26	$9.97	$10.09	$9.63	$11.86
Total Return[2]	7.80%	3.14%	9.20%	(15.44)%	(0.41)%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.66%	4.36%	4.13%	3.69%	3.19%
Expense waiver/reimbursement[5]	0.25%	0.22%	0.26%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,912	$225,093	$155,899	$134,660	$182,389
Portfolio turnover[6]	66%	9%	5%	7%	11%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $2,899,355 of securities loaned and $2,961,535 of investments in affiliated holdings* (identified cost $206,769,855, including $2,961,535 of identified cost in affiliated holdings)	$202,050,788
Cash	7,416
Due from broker (Note 2)	113,857
Income receivable	2,630,370
Income receivable from affiliated holdings	658
Receivable for shares sold	67,627
Receivable for variation margin on futures contracts	2,554
Total Assets	204,873,270
Liabilities:
Payable for shares redeemed	28,517
Payable for collateral due to broker for securities lending (Note 2)	2,961,535
Income distribution payable	872,748
Payable to adviser (Note 5)	2,984
Payable for administrative fee (Note 5)	426
Accrued expenses (Note 5)	95,391
Total Liabilities	3,961,601
Net assets for 19,574,912 shares outstanding	$200,911,669
Net Assets Consist of:
Paid-in capital	$216,588,464
Total distributable earnings (loss)	(15,676,795)
Net Assets	$200,911,669
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$200,911,669 ÷ 19,574,912 shares outstanding, no par value, unlimited shares authorized	$10.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$7,280,628
Net income on securities loaned (includes $65,037 earned from affiliated holdings related to cash collateral balances*) (Note 2)	19,846
TOTAL INCOME	7,300,474
Expenses:
Administrative fee (Note 5)	129,999
Custodian fees	21,069
Transfer agent fees	12,842
Directors’/Trustees’ fees (Note 5)	2,618
Auditing fees	37,137
Legal fees	13,354
Portfolio accounting fees	86,111
Share registration costs	45,602
Printing and postage	19,450
Commitment fees (Note 7)	10,040
Miscellaneous (Note 5)	13,935
TOTAL EXPENSES	392,157
Reimbursement of other operating expenses (Note 5)	(392,157)
Net expenses	—
Net investment income	7,300,474
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(8,179,819)
Net realized loss on futures contracts	(24,191)
Net change in unrealized depreciation of investments	12,889,672
Net change in unrealized depreciation of futures contracts	42,794
Net realized and unrealized gain (loss) on investments and futures contracts	4,728,456
Change in net assets resulting from operations	$12,028,930

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,300,474	$7,990,969
Net realized gain (loss)	(8,204,010)	(619,997)
Net change in unrealized appreciation/depreciation	12,932,466	(2,403,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,028,930	4,967,839
Distributions to Shareholders	(7,341,236)	(7,892,096)
Share Transactions:
Proceeds from sale of shares	124,651,113	109,157,814
Net asset value of shares issued to shareholders in payment of distributions declared	180,860	159,301
Cost of shares redeemed	(153,701,231)	(37,198,215)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,869,258)	72,118,900
Change in net assets	(24,181,564)	69,194,643
Net Assets:
Beginning of period	225,093,233	155,898,590
End of period	$200,911,669	$225,093,233
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
17

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $392,157 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information
18

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $17,803,945 and $3,936,514, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$2,899,355	$2,961,535
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$13,811*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Financial Statements and Additional Information
19

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(24,191)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$42,794
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	12,210,163	10,825,215
Shares issued to shareholders in payment of distributions declared	17,799	15,872
Shares redeemed	(15,236,248)	(3,705,707)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,008,286)	7,135,380
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$7,341,236	$7,892,096
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$84,382
Net unrealized depreciation	$(4,719,067)
Capital loss carryforwards	$(11,042,110)
TOTAL	$(15,676,795)
At December 31, 2025, the cost of investments for federal tax purposes was $206,769,855. The net unrealized depreciation of investments for federal tax purposes was $4,719,067. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,729,785 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,448,852. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for mark-to-market on futures contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $11,042,110 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$995,028	$10,047,082	$11,042,110
Annual Financial Statements and Additional Information
20

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2025, the Adviser reimbursed $392,157 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the year ended December 31, 2025, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$103,870,923
Sales	$129,328,639
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from
Annual Financial Statements and Additional Information
21

operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
22

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES of Federated Hermes Corporate Bond Strategy Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
Annual Financial Statements and Additional Information
23

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Annual Financial Statements and Additional Information
24

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
25

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Annual Financial Statements and Additional Information
26

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
36217 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Ticker | FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Shares or Principal Amount			Value
		INVESTMENT COMPANY—98.8%
15,041,308	[1]	High Yield Bond Core Fund (IDENTIFIED COST $82,171,768)	86,337,106
		REPURCHASE AGREEMENT—1.8%
$ 1,525,000
Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
10/1/2050 and the market value of those underlying securities was $297,903,705.
(IDENTIFIED COST $1,525,000)
			$ 1,525,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $83,696,768)[2]	87,862,106
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(494,680)
		NET ASSETS—100%	$87,367,426
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2024	$39,349,679
Purchases at Cost	$67,907,308
Proceeds from Sales	$(24,450,000)
Change in Unrealized Appreciation/Depreciation	$4,065,749
Net Realized Gain/(Loss)	$(535,630)
Value as of 12/31/2025	$86,337,106
Shares Held as of 12/31/2025	15,041,308
Dividend Income	$4,657,544

1
Due to this affiliated holding representing greater than 75% of the Fund’s net assets, a copy of the affiliated holding’s most recent Annual Financial Statements and Notes to Financial Statements are included with this Report.

2	The cost of investments for federal tax purposes amounts to $84,291,134.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$86,337,106	$—	$—	$86,337,106
Repurchase Agreement	—	1,525,000	—	1,525,000
TOTAL SECURITIES	$86,337,106	$1,525,000	$—	$87,862,106
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.65	$11.61	$10.88	$13.16	$13.18
Income From Investment Operations:
Net investment income (loss)[1]	0.73	0.75	0.74	0.76	0.71
Net realized and unrealized gain (loss)	0.29	0.03	0.72	(2.27)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	1.02	0.78	1.46	(1.51)	0.70
Less Distributions:
Distributions from net investment income	(0.74)	(0.74)	(0.73)	(0.77)	(0.72)
Net Asset Value, End of Period	$11.93	$11.65	$11.61	$10.88	$13.16
Total Return[2]	8.98%	6.92%	13.96%	(11.63)%	5.40%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.24%	6.42%	6.62%	6.24%	5.42%
Expense waiver/reimbursement[4]	0.34%	0.65%	0.93%	0.55%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,367	$39,928	$25,054	$15,889	$125,419
Portfolio turnover[5]	33%	0%	4%	24%	2%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $86,337,106 of investments in affiliated holdings* (identified cost $83,696,768, including $82,171,768 of identified cost in affiliated holdings)	$87,862,106
Cash	606
Income receivable	163
Income receivable from affiliated holdings	437,649
Receivable for shares sold	29,689
Total Assets	88,330,213
Liabilities:
Payable for investments purchased	437,649
Payable for shares redeemed	11,888
Income distribution payable	435,706
Payable to adviser (Note 5)	1,874
Payable for administrative fee (Note 5)	185
Payable for legal fees	13,235
Payable for portfolio accounting fees	13,417
Payable for commitment fees	2,490
Accrued expenses (Note 5)	46,343
Total Liabilities	962,787
Net assets for 7,325,690 shares outstanding	$87,367,426
Net Assets Consist of:
Paid-in capital	$91,343,485
Total distributable earnings (loss)	(3,976,059)
Net Assets	$87,367,426
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$87,367,426 ÷ 7,325,690 shares outstanding, no par value, unlimited shares authorized	$11.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Dividends received from affiliated holdings*	$4,657,544
Interest	30,528
TOTAL INCOME	4,688,072
Expenses:
Administrative fee (Note 5)	58,178
Custodian fees	5,508
Transfer agent fees	8,290
Directors’/Trustees’ fees (Note 5)	1,881
Auditing fees	33,904
Legal fees	13,339
Portfolio accounting fees	54,005
Share registration costs	36,377
Printing and postage	24,136
Commitment fee (Note 7)	10,040
Miscellaneous (Note 5)	9,730
TOTAL EXPENSES	255,388
Reimbursement of other operating expenses (Notes 2 and 5)	(255,388)
Net expenses	—
Net investment income	4,688,072
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(535,630)
Net change in unrealized appreciation of investments in affiliated holdings*	4,065,749
Net realized and unrealized gain (loss) on investments	3,530,119
Change in net assets resulting from operations	$8,218,191

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,688,072	$1,997,148
Net realized gain (loss)	(535,630)	—
Net change in unrealized appreciation/depreciation	4,065,749	74,218
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,218,191	2,071,366
Distributions to Shareholders	(4,691,437)	(1,993,948)
Share Transactions:
Proceeds from sale of shares	77,327,971	19,494,893
Net asset value of shares issued to shareholders in payment of distributions declared	130,775	48,675
Cost of shares redeemed	(33,546,078)	(4,746,966)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	43,912,668	14,796,602
Change in net assets	47,439,422	14,874,020
Net Assets:
Beginning of period	39,928,004	25,053,984
End of period	$87,367,426	$39,928,004
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $255,388 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	6,737,106	1,672,589
Shares issued to shareholders in payment of distributions declared	11,063	4,189
Shares redeemed	(2,848,509)	(408,972)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,899,660	1,267,806
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,691,437	$1,993,948
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,105
Net unrealized appreciation	$3,570,972
Capital loss carryforwards and deferrals	$(7,548,136)
TOTAL	$(3,976,059)
At December 31, 2025, the cost of investments for federal tax purposes was $84,291,134. The net unrealized appreciation of investments for federal tax purposes was $3,570,972. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $3,570,972. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales.
As of December 31, 2025, the Fund had a capital loss carryforward of $7,548,136 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,135,222	$6,412,914	$7,548,136
The Fund used capital loss carryforwards of $47,946 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the year ended December 31, 2025, the Adviser reimbursed $255,388 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the year ended December 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund. For the year ended December 31, 2025, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At December 31, 2025, HYCORE represents 98.8% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$67,907,308
Sales	$24,450,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE Board of Trustees of Federated Hermes High Yield Strategy Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes High Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
Annual Financial Statements and Additional Information

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 13 through 33.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Portfolio of Investments
December 31, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—94.5%
	Aerospace/Defense—2.0%
$ 1,650,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 1,695,969
425,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	441,236
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,607,110
3,950,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,114,593
425,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2033	435,319
1,825,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	1,859,430
5,800,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	6,072,755
2,600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,669,698
850,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	885,971
	TOTAL	20,782,081
	Airlines—0.1%
537,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	538,544
	Automotive—3.6%
950,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	979,837
2,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	2,220,541
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	867,973
2,325,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	2,385,380
1,425,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	1,491,348
4,175,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	4,331,928
3,550,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,077,789
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,495,482
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,731,908
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	2,000,139
4,050,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	4,184,442
2,600,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,748,827
3,950,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	3,998,968
2,625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	2,752,906
	TOTAL	38,267,468
	Building Materials—3.2%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	323,019
3,200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,086,729
1,000,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	1,036,715
3,100,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	2,939,887
2,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	2,126,321
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	692,425
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,185,000
3,050,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	3,131,767
2,500,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	2,613,047
2,450,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	2,551,761
1,000,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	1,044,981
2,075,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,003,175
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,198,195
2,650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	2,708,570
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	952,978
2,450,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	2,479,698
3,025,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	3,140,747
	TOTAL	34,215,015
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—5.3%
$ 1,000,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	$ 1,002,155
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,694,547
6,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,091,390
1,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,340,678
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,413,258
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,599,610
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,821,693
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	599,523
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,597,174
4,500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,763,398
1,725,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,056,287
1,750,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,718,178
3,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,156,441
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,593,484
1,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	1,106,463
2,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,194,057
4,750,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,528,175
4,800,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	4,784,588
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	639,890
950,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	882,883
1,825,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,799,088
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,240,696
1,600,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	1,460,447
1,125,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,018,950
525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	532,380
1,200,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,135,400
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,407,862
	TOTAL	56,178,695
	Chemicals—3.9%
3,650,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,523,365
625,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	628,641
3,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	2,986,975
2,475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	2,535,523
2,775,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,714,277
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,347,926
701,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	705,597
2,100,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	2,098,995
3,950,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	4,103,920
3,750,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	3,771,943
650,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	667,753
3,925,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	3,822,882
575,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	588,625
2,050,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	2,127,493
1,750,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,643,832
1,225,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	1,236,532
1,550,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	1,570,909
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	770,860
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,007,129
	TOTAL	40,853,177
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—1.0%
$ 1,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	$ 1,698,361
2,300,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	2,421,954
825,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	875,304
825,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	848,156
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	588,143
1,125,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,073,886
1,700,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,701,175
525,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	524,946
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,147,215
	TOTAL	10,879,140
	Consumer Cyclical Services—3.0%
1,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	1,067,795
4,550,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	4,797,856
4,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,011,414
2,150,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,154,326
600,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	612,200
700,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	716,710
1,125,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	1,154,640
4,825,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,736,157
2,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,065,658
1,050,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,053,685
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,452,467
1,300,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,235,593
1,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	995,798
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,704,233
750,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	759,540
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,787,221
1,525,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,596,509
	TOTAL	31,901,802
	Consumer Products—2.3%
950,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	963,049
5,775,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	6,379,255
3,400,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	3,680,854
4,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,352,578
1,575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,563,453
2,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	2,785,318
4,275,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	4,148,529
	TOTAL	23,873,036
	Diversified Manufacturing—1.5%
6,450,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	6,725,815
550,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	568,918
2,025,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,105,453
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	904,679
525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	548,472
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,071,550
4,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	4,161,824
	TOTAL	16,086,711
	Environmental—0.2%
2,075,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,132,745
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—2.9%
$ 4,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	$ 5,263,706
5,225,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	5,336,010
1,475,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,506,288
525,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	519,530
1,575,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,564,662
175,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	180,994
850,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	887,289
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	579,968
6,900,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,557,345
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,115,332
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,460,369
1,875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,886,859
700,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	699,220
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,545,205
	TOTAL	31,102,777
	Food & Beverage—1.9%
3,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	3,776,477
5,225,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	5,300,889
3,000,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,944,193
2,125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	2,129,456
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	180,628
650,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	668,671
1,725,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,703,732
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,892,170
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	356,830
1,600,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,657,165
	TOTAL	20,610,211
	Gaming—4.0%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,156,935
1,775,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,773,741
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,662,137
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	802,897
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,741,766
3,075,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	3,186,091
1,050,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	1,007,888
1,475,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	1,480,412
3,275,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,400,030
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	303,860
4,475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,598,471
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	261,320
1,750,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,799,385
3,175,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	3,273,108
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,263,977
2,125,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	2,170,048
975,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	1,002,517
4,225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,192,585
875,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	830,271
2,525,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,733,825
1,925,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,969,459
	TOTAL	42,610,723
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—5.2%
$ 4,325,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 4,308,567
3,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	3,026,237
2,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	2,488,366
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	982,626
350,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	311,833
1,775,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	1,781,408
2,075,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	2,182,026
1,925,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	2,015,579
2,350,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,458,610
1,425,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	1,490,790
2,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,803,089
2,250,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	2,198,259
9,400,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,456,362
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,656,018
4,000,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	4,125,524
3,375,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	3,302,392
1,025,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,010,584
1,850,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,860,465
1,675,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	1,699,046
2,250,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	2,342,360
2,660,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	2,673,518
650,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	669,642
		TOTAL	54,843,301
		Health Insurance—0.1%
1,150,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	1,173,391
		Independent Energy—3.3%
2,700,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,830,102
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,014,434
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	805,207
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	440,943
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	828,539
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	829,488
2,075,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	2,108,341
1,325,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	1,431,455
1,125,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	1,179,759
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	363,528
1,975,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,037,495
3,325,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,473,195
4,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	4,061,769
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	599,266
325,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2030	357,998
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	476
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	376,931
2,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,613,148
1,175,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,205,857
1,300,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,359,802
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,347,016
2,875,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,857,266
1,300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,310,266
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	$ 959,106
	TOTAL	35,391,387
	Industrial - Other—1.3%
8,950,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,902,787
5,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	5,206,789
	TOTAL	14,109,576
	Insurance - P&C—9.0%
2,025,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	2,117,073
875,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	878,828
2,175,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,257,909
300,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	309,581
3,700,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	3,841,212
975,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	985,266
1,750,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	1,800,815
5,075,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	4,995,043
5,050,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	5,136,012
2,050,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	2,150,603
10,875,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	11,346,703
4,850,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	5,028,612
8,975,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	9,006,789
3,075,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	3,230,226
9,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	9,730,612
5,500,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	5,775,984
3,225,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	3,382,390
4,025,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	3,889,125
7,725,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	8,009,883
2,550,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	2,505,850
1,800,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,840,334
6,650,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,978,038
	TOTAL	95,196,888
	Leisure—1.9%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	446,295
1,100,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	1,112,748
475,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	488,897
1,325,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	1,369,605
1,225,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	1,265,566
200,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	199,356
275,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	275,014
1,700,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	1,741,714
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,171,640
2,250,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	2,321,248
1,250,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,284,807
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	869,247
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,086,869
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,824,546
4,675,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	4,557,047
	TOTAL	20,014,599
	Lodging—1.2%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	929,075
1,100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	1,108,110
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	$ 1,023,920
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,781,263
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	804,272
700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	730,497
2,050,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	2,115,315
2,025,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	2,005,876
1,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	2,015,003
	TOTAL	12,513,331
	Media Entertainment—1.6%
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	111,100
1,550,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	1,541,781
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	317,723
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	489,029
1,975,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,932,948
1,625,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	1,634,718
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	573,548
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	909,205
425,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	414,763
1,550,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	1,667,068
2,750,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	2,804,989
1,825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	1,891,503
3,850,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	2,719,062
	TOTAL	17,007,437
	Metals & Mining—1.1%
700,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	711,882
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	794,738
1,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,698,892
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,580,490
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,949,876
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	962,835
1,050,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	1,098,075
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,981,955
	TOTAL	11,778,743
	Midstream—5.5%
2,975,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,984,859
2,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,642,244
1,225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	1,234,856
2,500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,589,173
1,550,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	1,655,394
1,050,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,099,799
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,566,262
5,350,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	5,211,928
975,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	997,913
3,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	3,794,930
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,762,845
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	511,190
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,088,309
2,875,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,931,834
1,700,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,796,169
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,326,957
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 2,800,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	$ 2,694,614
1,250,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	1,251,057
4,825,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	4,827,826
2,050,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,050,589
1,550,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	1,588,363
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	2,837,772
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	2,875,657
3,150,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	3,220,175
1,250,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	1,258,388
1,125,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	1,121,341
		TOTAL	57,920,444
		Oil Field Services—1.6%
4,250,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,278,386
725,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	740,756
400,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	411,472
3,250,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	3,383,078
1,025,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,025,481
675,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	708,244
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	1,721,145
575,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	558,197
1,050,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,063,093
3,375,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,495,087
		TOTAL	17,384,939
		Packaging—2.5%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
1,105,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	1,199,536
625,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	639,619
3,675,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	3,462,753
2,550,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,624,301
650,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	668,814
1,775,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	1,821,594
1,125,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,144,579
2,350,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	2,405,422
525,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	521,344
1,250,000		OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,210,678
1,375,000		Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,429,812
1,600,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,627,427
1,500,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,563,888
1,508,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	1,617,708
3,725,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	4,044,964
		TOTAL	25,982,439
		Paper—0.5%
2,550,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,397,688
2,650,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,537,908
		TOTAL	4,935,596
		Pharmaceuticals—2.4%
1,625,000		Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,718,535
1,325,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	1,186,869
1,425,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,098,468
2,475,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	1,995,469
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 4,475,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	$ 4,657,432
550,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	564,048
2,800,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	2,943,505
4,300,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,249,861
2,475,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	2,536,674
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	517,919
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,365,430
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,859,826
	TOTAL	25,694,036
	Restaurant—1.4%
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	986,697
7,950,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,580,596
2,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	2,089,844
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	847,829
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,692,422
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,728,476
	TOTAL	14,925,864
	Retailers—2.5%
2,075,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	2,083,886
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	1,607,722
1,750,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,721,679
1,925,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,871,847
2,675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	2,733,074
1,625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,542,804
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	532,147
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	489,662
2,375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,272,166
2,525,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	2,672,204
2,050,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	2,065,490
2,350,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	2,456,910
4,150,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	4,295,881
	TOTAL	26,345,472
	Supermarkets—0.9%
4,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	4,183,340
2,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	2,251,240
1,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	1,281,751
475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	478,440
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	231,556
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,281,370
	TOTAL	9,707,697
	Technology—14.0%
3,700,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	3,902,312
4,050,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	3,975,785
7,100,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,084,667
875,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	906,438
4,025,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	4,149,267
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,615,578
2,525,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	2,574,826
5,050,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,779,400
5,600,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	5,836,322
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 5,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	$ 5,094,083
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	669,382
2,050,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	2,143,460
3,375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,366,449
3,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,530,002
1,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,376,655
3,325,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	3,094,935
3,150,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,058,057
825,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	843,275
875,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	877,780
1,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	1,495,415
3,900,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,980,946
1,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	1,287,915
2,600,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	2,716,194
3,075,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	3,183,981
4,800,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,721,495
1,650,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,697,546
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,059,468
3,900,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,008,619
3,300,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	3,434,560
10,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,884,226
800,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	797,674
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,095,592
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,353,391
3,800,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,731,536
1,175,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	1,212,561
6,600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	6,498,741
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	2,021,713
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	1,470,945
875,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	903,102
100,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	106,424
325,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	345,771
2,616,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,971,335
2,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	2,057,801
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	943,107
675,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	697,334
4,675,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,682,307
1,450,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	1,509,789
2,375,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	2,301,701
2,650,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,598,263
6,850,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	7,047,232
2,250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	2,155,792
2,775,000	VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	2,750,665
2,825,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	2,912,599
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	725,546
	TOTAL	148,239,959
	Transportation Services—0.5%
2,225,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	2,276,923
2,925,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	3,065,011
	TOTAL	5,341,934
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—3.1%
$ 400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	$ 386,915
3,550,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	3,620,496
3,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,505,568
725,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	694,101
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	935,053
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	175,608
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,350,141
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	252,674
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	689,704
1,475,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	1,495,308
325,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	334,085
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,975,045
3,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	3,398,698
1,500,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	1,511,235
2,200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	2,201,990
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	869,459
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,437,189
2,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	2,277,638
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,562,852
950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	966,214
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	236,573
1,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,184,287
		TOTAL	33,060,833
		TOTAL CORPORATE BONDS (IDENTIFIED COST $994,611,877)	1,001,599,991
		COMMON STOCKS—0.2%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp.	136,043
		Packaging—0.2%
241,567	[2,3]	Yeoman Capital S.A.	2,129,172
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,015,855)	2,265,215
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	95
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	111
		INVESTMENT COMPANY—4.1%
43,054,787		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[4] (IDENTIFIED COST $43,054,787)	43,054,787
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,052,685,745)[5]	1,046,920,104
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	12,252,569
		NET ASSETS—100%	$1,059,172,673
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$34,129,461
Purchases at Cost	$303,909,298
Proceeds from Sales	$(294,983,972)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$43,054,787
Shares Held as of 12/31/2025	43,054,787
Dividend Income	$1,259,216

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,053,229,231.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,001,599,991	$—	$1,001,599,991
Equity Securities:
Common Stocks
International	—	—	2,129,172	2,129,172
Domestic	—	—	136,043	136,043
Warrants	—	—	111	111
Investment Company	43,054,787	—	—	43,054,787
TOTAL SECURITIES	$43,054,787	$1,001,599,991	$2,265,326	$1,046,920,104

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.61	$5.59	$5.22	$6.34	$6.35
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.33	0.34	0.33	0.33
Net realized and unrealized gain (loss)	0.14	0.05	0.39	(1.08)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.38	0.73	(0.75)	0.34
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.36)	(0.37)	(0.35)
Net Asset Value, End of Period	$5.74	$5.61	$5.59	$5.22	$6.34
Total Return[2]	8.93%	6.97%	14.43%	(11.96)%	5.42%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.04%	0.04%	0.02%
Net investment income	6.20%	5.92%	6.34%	5.77%	5.16%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,059,173	$926,201	$845,567	$745,111	$2,494,249
Portfolio turnover[4]	35%	22%	16%	13%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $43,054,787 of investments in affiliated holdings* (identified cost $1,052,685,745, including $43,054,787 of identified cost in affiliated holdings)	$1,046,920,104
Cash	302,689
Income receivable	16,476,910
Income receivable from affiliated holdings	123,492
Total Assets	1,063,823,195
Liabilities:
Payable for investments purchased	178,986
Income distribution payable	4,384,327
Accrued expenses (Note 5)	87,209
Total Liabilities	4,650,522
Net assets for 184,518,438 shares outstanding	$1,059,172,673
Net Assets Consist of:
Paid-in capital	$1,275,916,593
Total distributable earnings (loss)	(216,743,920)
Net Assets	$1,059,172,673
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,059,172,673 ÷ 184,518,438 shares outstanding, no par value, unlimited shares authorized	$5.74

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$61,543,013
Dividends received from affiliated holdings*	1,259,216
TOTAL INCOME	62,802,229
Expenses:
Administrative fee (Note 5)	8,131
Custodian fees	48,019
Transfer agent fees	60,349
Directors’/Trustees’ fees (Note 5)	7,050
Auditing fees	42,275
Legal fees	13,363
Portfolio accounting fees	146,614
Share registration costs	1,260
Printing and postage	18,801
Commitment fee (Note 7)	10,040
Miscellaneous (Note 5)	16,158
TOTAL EXPENSES	372,060
Net investment income	62,430,169
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(10,057,860)
Net change in unrealized depreciation of investments	39,011,173
Net realized and unrealized gain (loss) on investments	28,953,313
Change in net assets resulting from operations	$91,383,482

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,430,169	$53,940,378
Net realized gain (loss)	(10,057,860)	(22,585,852)
Net change in unrealized appreciation/depreciation	39,011,173	31,704,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,383,482	63,058,765
Distributions to Shareholders	(63,230,458)	(58,325,229)
Share Transactions:
Proceeds from sale of shares	261,360,300	135,240,200
Net asset value of shares issued to shareholders in payment of distributions declared	10,685,061	9,085,405
Cost of shares redeemed	(167,226,702)	(68,425,507)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	104,818,659	75,900,098
Change in net assets	132,971,683	80,633,634
Net Assets:
Beginning of period	926,200,990	845,567,356
End of period	$1,059,172,673	$926,200,990
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	47,418,548	24,253,646
Shares issued to shareholders in payment of distributions declared	1,880,296	1,624,973
Shares redeemed	(29,813,300)	(12,230,602)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	19,485,544	13,648,017
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$63,230,458	$58,325,229
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$701,756
Net unrealized depreciation	$(6,309,127)
Capital loss carryforwards and deferrals	$(211,136,549)
TOTAL	$(216,743,920)
At December 31, 2025, the cost of investments for federal tax purposes was $1,053,229,231. The net unrealized depreciation of investments for federal tax purposes was $6,309,127. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $22,869,561 and unrealized depreciation from investments for those securities having an excess of cost over value of $29,178,688. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2025, the Fund had a capital loss carryforward of $211,136,549 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$25,999,041	$185,137,508	$211,136,549
The Fund used capital loss carryforwards of $1,459,403 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Affiliated Shares of Beneficial Interest
As of December 31, 2025, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$428,930,246
Sales	$338,391,636
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
10. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
High Yield Bond Core Fund
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund underperformed its benchmark. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Annual Financial Statements and Additional Information

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40004 (2/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2025

Ticker | FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.1%
124,049,757	[1]	Mortgage Core Fund (IDENTIFIED COST $1,012,361,000)	1,051,941,943
		REPURCHASE AGREEMENT—1.3%
$ 13,682,000
Interest in $292,000,000 joint repurchase agreement 3.85%, dated 12/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $292,062,456 on 1/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $297,903,705.
(IDENTIFIED COST $13,682,000)
			$ 13,682,000
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $1,026,043,000)[2]	1,065,623,943
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(3,997,679)
		NET ASSETS—100%	$1,061,626,264
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Mortgage Core Fund
Value as of 12/31/2024	$1,423,707,941
Purchases at Cost	$191,931,585
Proceeds from Sales	$(606,000,000)
Change in Unrealized Appreciation/Depreciation	$78,599,378
Net Realized Gain/(Loss)	$(36,296,961)
Value as of 12/31/2025	$1,051,941,943
Shares Held as of 12/31/2025	124,049,757
Dividend Income	$54,487,461

1
Due to this affiliated holding representing greater than 75% of the Fund’s net assets, a copy of the affiliated holding’s most recent Annual Financial Statements and Notes to Financial Statements are included with this Report.

2	The cost of investments for federal tax purposes amounts to $1,041,323,156.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$1,051,941,943	$—	$—	$1,051,941,943
Repurchase Agreement	—	13,682,000	—	13,682,000
TOTAL SECURITIES	$1,051,941,943	$13,682,000	$—	$1,065,623,943
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
1

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.26	$8.53	$8.46	$9.85	$10.18
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.39	0.36	0.27	0.22
Net realized and unrealized gain (loss)	0.30	(0.27)	0.06	(1.40)	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.12	0.42	(1.13)	(0.10)
Less Distributions:
Distributions from net investment income	(0.41)	(0.39)	(0.35)	(0.26)	(0.22)
Distributions from net realized gain	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.41)	(0.39)	(0.35)	(0.26)	(0.23)
Net Asset Value, End of Period	$8.56	$8.26	$8.53	$8.46	$9.85
Total Return[2]	8.80%	1.42%	5.18%	(11.54)%	(0.94)%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.88%	4.63%	4.31%	3.01%	2.21%
Expense waiver/reimbursement[4]	0.12%	0.12%	0.15%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,061,626	$1,424,592	$907,240	$295,407	$171,828
Portfolio turnover[5]	17%	3%	1%	11%	14%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
2

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $1,051,941,943 of investments in affiliated holdings* (identified cost $1,026,043,000, including $1,012,361,000 of identified cost in affiliated holdings)	$1,065,623,943
Cash	627
Income receivable	1,464
Income receivable from affiliated holdings	4,191,556
Receivable for shares sold	334,108
Total Assets	1,070,151,698
Liabilities:
Payable for investments purchased	4,191,557
Payable for shares redeemed	146,380
Income distribution payable	4,064,907
Payable to adviser (Note 5)	3,356
Payable for administrative fee (Note 5)	2,247
Accrued expenses (Note 5)	116,987
Total Liabilities	8,525,434
Net assets for 124,029,863 shares outstanding	$1,061,626,264
Net Assets Consist of:
Paid-in capital	$1,069,930,001
Total distributable earnings (loss)	(8,303,737)
Net Assets	$1,061,626,264
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,061,626,264 ÷ 124,029,863 shares outstanding, no par value, unlimited shares authorized	$8.56

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Dividends received from affiliated holdings*	$54,487,461
Interest	215,535
TOTAL INCOME	54,702,996
Expenses:
Administrative fee (Note 5)	867,694
Custodian fees	33,184
Transfer agent fees	71,616
Directors’/Trustees’ fees (Note 5)	8,137
Auditing fees	33,905
Legal fees	13,354
Portfolio accounting fees	138,247
Share registration costs	116,087
Printing and postage	24,107
Miscellaneous (Note 5)	27,454
TOTAL EXPENSES	1,333,785
Reimbursement of other operating expenses (Note 5)	(1,333,785)
Net expenses	—
Net investment income	54,702,996
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(36,296,961)
Net change in unrealized depreciation of investments in affiliated holdings*	78,599,378
Net realized and unrealized gain (loss) on investments	42,302,417
Change in net assets resulting from operations	$97,005,413

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$54,702,996	$51,157,461
Net realized gain (loss)	(36,296,961)	(5,934,673)
Net change in unrealized appreciation/depreciation	78,599,378	(33,626,671)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	97,005,413	11,596,117
Distributions to Shareholders	(54,705,775)	(51,149,947)
Share Transactions:
Proceeds from sale of shares	345,187,000	765,025,305
Net asset value of shares issued to shareholders in payment of distributions declared	1,534,114	1,084,529
Cost of shares redeemed	(751,986,098)	(209,204,046)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(405,264,984)	556,905,788
Change in net assets	(362,965,346)	517,351,958
Net Assets:
Beginning of period	1,424,591,610	907,239,652
End of period	$1,061,626,264	$1,424,591,610
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
6

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $1,333,785 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	41,149,334	91,016,308
Shares issued to shareholders in payment of distributions declared	181,748	129,832
Shares redeemed	(89,802,699)	(25,012,432)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(48,471,617)	66,133,708
Annual Financial Statements and Additional Information
7

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$54,705,775	$51,149,947
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$6,888
Net unrealized appreciation	$24,300,787
Capital loss carryforwards	$(32,611,412)
TOTAL	$(8,303,737)
At December 31, 2025, the cost of investments for federal tax purposes was $1,041,323,156. The net unrealized appreciation of investments for federal tax purposes was $24,300,787. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $24,300,787. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
As of December 31, 2025, the Fund had a capital loss carryforward of $32,611,412 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,633,409	$28,978,003	$32,611,412
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2025, the Adviser reimbursed $1,333,785 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the year ended December 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund. For the year ended December 31, 2025, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital
Annual Financial Statements and Additional Information
8

gain distributions of Mortgage Core, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At December 31, 2025, Mortgage Core represents 99.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$191,931,585
Sales	$606,000,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information
9

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MORTGAGE STRATEGY PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
Annual Financial Statements and Additional Information
10

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 12 through 32.
Mortgage Core Fund
Annual Financial Statements and Additional Information
11

Portfolio of Investments
December 31, 2025
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—96.0%
	Federal Home Loan Mortgage Corporation—26.3%
$ 10,624,992	2.000%, 5/1/2036	$ 9,872,114
25,768,091	2.000%, 11/1/2036	23,966,345
40,771,586	2.000%, 5/1/2050	33,308,600
6,305,570	2.000%, 8/1/2050	5,149,404
6,828,263	2.000%, 8/1/2050	5,612,533
4,085,802	2.000%, 12/1/2050	3,304,724
19,756,082	2.000%, 12/1/2050	16,115,159
19,809,427	2.000%, 1/1/2051	16,158,673
58,170,019	2.000%, 3/1/2051	47,504,179
35,225,729	2.000%, 4/1/2051	28,733,846
18,562,866	2.000%, 5/1/2051	15,130,244
41,202,773	2.000%, 1/1/2052	33,995,633
19,575,168	2.000%, 1/1/2052	15,900,296
30,646,168	2.500%, 12/1/2035	29,210,147
16,257,588	2.500%, 5/1/2050	13,800,996
6,274,536	2.500%, 8/1/2050	5,422,505
5,527,293	2.500%, 9/1/2050	4,743,913
36,149,882	2.500%, 11/1/2051	31,184,540
37,750,108	2.500%, 12/1/2051	32,317,234
29,094,979	2.500%, 12/1/2051	24,707,695
58,057,008	2.500%, 1/1/2052	49,991,915
11,423,883	2.500%, 3/1/2052	9,869,043
8,696,786	2.500%, 4/1/2052	7,445,172
15,053,029	2.500%, 4/1/2052	12,881,941
20,916,178	2.500%, 5/1/2052	18,017,106
9,065,208	2.500%, 5/1/2052	7,760,572
30,583,435	2.500%, 5/1/2052	26,019,491
481,098	3.000%, 5/1/2046	439,187
9,932,325	3.000%, 10/1/2050	8,797,037
8,714,100	3.000%, 11/1/2050	7,718,058
6,522,210	3.000%, 11/1/2051	5,852,120
22,512,114	3.000%, 1/1/2052	20,023,348
23,927,311	3.000%, 2/1/2052	21,192,364
32,622,230	3.000%, 6/1/2052	29,117,712
20,666,117	3.000%, 8/1/2052	18,504,136
16,863,447	3.000%, 9/1/2052	14,999,155
3,752	3.500%, 6/1/2026	3,740
4,928	3.500%, 7/1/2026	4,910
21,970,319	3.500%, 12/1/2047	20,649,147
6,303,829	3.500%, 5/1/2051	5,838,074
2,951,660	3.500%, 3/1/2052	2,770,474
61,624,772	3.500%, 5/1/2052	57,071,663
2,044	4.000%, 5/1/2026	2,038
27,034	4.000%, 5/1/2026	26,967
493,675	4.000%, 12/1/2040	484,253
7,991,787	4.000%, 4/1/2052	7,689,668
3,235,195	4.000%, 4/1/2052	3,114,915
Mortgage Core Fund
Annual Financial Statements and Additional Information
12

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 19,485,892	4.000%, 7/1/2052	$ 18,615,288
1,443,914	4.000%, 7/1/2052	1,384,365
59,232,160	4.000%, 9/1/2052	56,493,194
12,456,699	4.000%, 10/1/2052	11,911,829
47,076,676	4.000%, 10/1/2052	44,958,640
22,267,493	4.500%, 10/1/2037	22,364,978
7,543,334	4.500%, 5/1/2052	7,449,121
8,052,407	4.500%, 9/1/2052	7,924,911
5,237,004	4.500%, 10/1/2052	5,154,085
1,573,719	4.500%, 11/1/2052	1,548,802
16,170,301	4.500%, 12/1/2052	15,863,740
12,505,416	4.500%, 3/1/2053	12,264,427
465,644	5.000%, 1/1/2034	473,734
134,751	5.000%, 5/1/2034	137,047
606	5.000%, 11/1/2035	617
195,986	5.000%, 4/1/2036	199,745
285	5.000%, 4/1/2036	291
1,525	5.000%, 4/1/2036	1,553
50,071	5.000%, 4/1/2036	51,035
60,480	5.000%, 5/1/2036	61,627
33,375	5.000%, 6/1/2036	34,017
58,660	5.000%, 6/1/2036	59,769
199,296	5.000%, 12/1/2037	203,053
30,741	5.000%, 5/1/2038	31,322
21,184	5.000%, 6/1/2038	21,593
36,778	5.000%, 9/1/2038	37,491
33,770	5.000%, 2/1/2039	34,427
32,006	5.000%, 6/1/2039	32,630
92,923	5.000%, 2/1/2040	94,753
162,439	5.000%, 8/1/2040	165,652
28,894,375	5.000%, 10/1/2052	29,040,546
14,458,632	5.000%, 10/1/2054	14,488,852
14,054,332	5.000%, 10/1/2054	14,039,051
13,310,904	5.000%, 10/1/2054	13,299,115
26,347,607	5.000%, 11/1/2054	26,394,442
389,796	5.500%, 5/1/2034	403,061
18,226	5.500%, 3/1/2036	18,893
26,215	5.500%, 3/1/2036	27,201
9,446	5.500%, 3/1/2036	9,794
53,205	5.500%, 3/1/2036	55,095
134,705	5.500%, 6/1/2036	139,625
67,105	5.500%, 6/1/2036	69,674
19,747	5.500%, 6/1/2036	20,498
51,845	5.500%, 9/1/2037	53,830
103,067	5.500%, 9/1/2037	106,867
66,188	5.500%, 12/1/2037	68,743
8,030	5.500%, 3/1/2038	8,334
7,177,674	5.500%, 5/1/2038	7,388,583
3,792,841	5.500%, 9/1/2052	3,902,646
22,715,082	5.500%, 12/1/2052	23,195,236
Mortgage Core Fund
Annual Financial Statements and Additional Information
13

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,901,043	5.500%, 3/1/2053	$ 19,253,322
12,390,767	5.500%, 9/1/2053	12,606,219
34,821,153	5.500%, 12/1/2055	35,342,294
7,902	6.000%, 2/1/2032	8,186
8,969	6.000%, 5/1/2036	9,414
16,811	6.000%, 8/1/2037	17,746
132,711	6.000%, 9/1/2037	139,977
17,214,082	6.000%, 11/1/2053	17,703,862
27,016,285	6.000%, 1/1/2055	27,749,752
1,135	6.500%, 6/1/2029	1,179
839	6.500%, 7/1/2029	871
83,702	6.500%, 11/1/2036	89,128
914	6.500%, 4/1/2038	975
845	6.500%, 4/1/2038	902
20,069,946	6.500%, 10/1/2053	20,882,274
16,156,802	6.500%, 11/1/2053	16,789,288
4,151	7.000%, 4/1/2032	4,363
78,772	7.000%, 4/1/2032	83,428
6,377	7.000%, 9/1/2037	6,910
4,907	7.500%, 10/1/2029	5,110
2,986	7.500%, 11/1/2029	3,115
7,446	7.500%, 5/1/2031	7,893
743	8.000%, 3/1/2030	775
12,870	8.000%, 1/1/2031	13,342
18,096	8.000%, 2/1/2031	19,126
	TOTAL	1,243,466,259
	Federal National Mortgage Association—44.9%
21,485,474	2.000%, 8/1/2035	20,137,602
3,889,882	2.000%, 4/1/2036	3,617,895
19,316,581	2.000%, 1/1/2037	17,941,789
7,321,282	2.000%, 2/1/2037	6,800,214
37,417,809	2.000%, 3/1/2037	34,626,100
16,369,816	2.000%, 5/1/2050	13,373,422
36,510,132	2.000%, 7/1/2050	29,827,179
31,477,109	2.000%, 11/1/2050	25,705,583
272,157,894	2.000%, 5/1/2051	222,000,881
19,484,393	2.000%, 10/1/2051	15,917,896
26,749,487	2.000%, 10/1/2051	21,727,771
9,451,815	2.000%, 12/1/2051	7,766,025
4,961,005	2.000%, 12/1/2051	4,093,232
25,483,087	2.000%, 12/1/2051	20,699,114
6,215,675	2.000%, 1/1/2052	5,089,589
34,224,162	2.000%, 1/1/2052	27,916,861
99,327,988	2.000%, 2/1/2052	81,270,776
21,318,779	2.000%, 2/1/2052	17,376,536
29,189,796	2.000%, 2/1/2052	23,974,490
16,555,951	2.000%, 3/1/2052	13,587,571
12,442,914	2.000%, 3/1/2052	10,246,972
10,260,598	2.000%, 3/1/2052	8,459,414
15,239,250	2.000%, 3/1/2052	12,337,887
Mortgage Core Fund
Annual Financial Statements and Additional Information
14

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 87,628,737	2.000%, 3/1/2052	$ 71,424,536
26,333,910	2.500%, 9/1/2036	24,976,513
1,575,491	2.500%, 12/1/2036	1,501,174
23,268,907	2.500%, 12/1/2036	22,084,041
2,755,236	2.500%, 5/1/2037	2,619,243
6,870,925	2.500%, 6/1/2050	5,937,909
2,624,472	2.500%, 7/1/2050	2,254,968
12,577,121	2.500%, 9/1/2050	10,794,574
28,448,770	2.500%, 9/1/2050	24,292,283
29,660,655	2.500%, 10/1/2050	25,150,995
11,295,958	2.500%, 11/1/2050	9,578,501
23,560,017	2.500%, 11/1/2050	19,963,185
12,556,006	2.500%, 12/1/2050	10,639,121
18,279,988	2.500%, 2/1/2051	15,494,953
33,390,972	2.500%, 9/1/2051	28,595,885
63,041,560	2.500%, 10/1/2051	53,988,521
54,914,053	2.500%, 10/1/2051	47,045,319
18,265,831	2.500%, 10/1/2051	15,455,270
11,157,591	2.500%, 10/1/2051	9,471,094
28,718,392	2.500%, 11/1/2051	24,289,174
44,158,502	2.500%, 12/1/2051	37,416,965
6,610,507	2.500%, 1/1/2052	5,655,012
15,007,697	2.500%, 1/1/2052	12,805,628
19,342,212	2.500%, 1/1/2052	16,649,210
4,435,769	2.500%, 2/1/2052	3,811,249
2,132,249	2.500%, 2/1/2052	1,812,056
32,664,741	2.500%, 3/1/2052	27,677,919
53,410,810	2.500%, 4/1/2052	45,957,769
1,948,382	2.500%, 5/1/2052	1,655,190
25,733,818	2.500%, 5/1/2052	22,038,331
548,031	3.000%, 2/1/2032	536,630
10,054,970	3.000%, 1/1/2051	8,905,664
102,112,017	3.000%, 5/1/2051	90,440,379
28,403,070	3.000%, 7/1/2051	25,156,534
27,767,807	3.000%, 12/1/2051	24,810,819
9,183,127	3.000%, 2/1/2052	8,126,587
21,406,999	3.000%, 4/1/2052	19,120,682
4,078,089	3.000%, 5/1/2052	3,618,326
22,664,618	3.000%, 6/1/2052	20,314,811
41,804,790	3.000%, 6/1/2052	37,366,070
16,501,161	3.000%, 6/1/2052	14,610,915
55,654,604	3.000%, 6/1/2052	49,745,348
8,726,048	3.000%, 6/1/2052	7,742,275
20,664,934	3.000%, 12/1/2052	18,302,884
10,969,119	3.000%, 6/1/2053	9,701,612
727	3.500%, 1/1/2026	725
6,831,785	3.500%, 9/1/2037	6,664,256
10,665,893	3.500%, 6/1/2051	9,877,850
12,375,290	3.500%, 5/1/2052	11,460,949
17,436,636	3.500%, 5/1/2052	16,153,790
Mortgage Core Fund
Annual Financial Statements and Additional Information
15

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 37,598,894	3.500%, 6/1/2052	$ 34,985,417
15,132,812	3.500%, 6/1/2052	14,118,772
32,171,632	3.500%, 7/1/2052	29,995,722
8,416,979	3.500%, 1/1/2053	7,842,441
8,699	4.000%, 7/1/2026	8,678
18,967,583	4.000%, 11/1/2037	18,809,248
5,221,599	4.000%, 10/1/2051	4,963,829
21,443,979	4.000%, 7/1/2052	20,492,591
17,962,376	4.000%, 7/1/2052	17,221,586
16,401,279	4.000%, 9/1/2052	15,704,369
22,657,017	4.000%, 4/1/2053	21,637,650
63,750	4.500%, 2/1/2039	63,935
375,992	4.500%, 5/1/2040	376,467
103,961	4.500%, 11/1/2040	104,068
5,377,857	4.500%, 8/1/2052	5,292,708
4,283,479	4.500%, 8/1/2052	4,188,886
13,109,789	4.500%, 10/1/2052	12,895,048
21,411,740	4.500%, 11/1/2052	21,005,810
3,939,912	4.500%, 11/1/2052	3,865,218
18,700,041	4.500%, 2/1/2053	18,427,333
42,293,361	4.500%, 4/1/2054	41,491,551
31,750,070	4.500%, 11/1/2054	31,098,533
652,591	5.000%, 2/1/2036	665,101
29,102,316	5.000%, 8/1/2052	29,249,539
5,312,350	5.000%, 6/1/2053	5,322,623
17,115,115	5.000%, 4/1/2054	17,239,137
11,701,997	5.000%, 10/1/2054	11,689,273
8,384,413	5.000%, 1/1/2055	8,378,748
10,096,474	5.000%, 1/1/2055	10,089,653
14,507	5.500%, 1/1/2032	14,941
7,593	5.500%, 1/1/2032	7,813
169,384	5.500%, 9/1/2034	175,481
413,591	5.500%, 12/1/2034	428,575
12,445	5.500%, 4/1/2035	12,875
50,906	5.500%, 1/1/2036	52,829
32,966	5.500%, 3/1/2036	34,184
135,675	5.500%, 4/1/2036	140,614
221,225	5.500%, 4/1/2036	229,397
160,312	5.500%, 5/1/2036	166,230
45,722	5.500%, 9/1/2036	47,419
153,082	5.500%, 8/1/2037	158,765
97,771	5.500%, 7/1/2038	101,562
8,448,000	5.500%, 9/1/2052	8,652,974
6,607,656	5.500%, 11/1/2052	6,747,329
19,839,422	5.500%, 4/1/2053	20,401,386
1,813	6.000%, 1/1/2029	1,861
2,541	6.000%, 2/1/2029	2,609
673	6.000%, 2/1/2029	691
2,000	6.000%, 4/1/2029	2,054
2,690	6.000%, 5/1/2029	2,762
Mortgage Core Fund
Annual Financial Statements and Additional Information
16

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,528	6.000%, 5/1/2029	$ 1,568
209,518	6.000%, 7/1/2034	219,547
139,805	6.000%, 11/1/2034	146,453
46,745	6.000%, 7/1/2036	49,190
10,894	6.000%, 7/1/2036	11,494
39,155	6.000%, 10/1/2037	41,221
9,371	6.000%, 6/1/2038	9,901
392,499	6.000%, 7/1/2038	414,871
20,235	6.000%, 9/1/2038	21,383
22,242	6.000%, 10/1/2038	23,475
249,641	6.000%, 2/1/2039	263,690
3,434,947	6.000%, 10/1/2053	3,529,888
32,674,476	6.000%, 12/1/2053	33,604,140
7,993,108	6.000%, 7/1/2054	8,207,466
3,041	6.500%, 9/1/2028	3,080
856	6.500%, 8/1/2029	889
2,860	6.500%, 6/1/2031	2,977
3,898	6.500%, 6/1/2031	4,071
1,116	6.500%, 6/1/2031	1,160
1,299	6.500%, 1/1/2032	1,349
14,922	6.500%, 3/1/2032	15,643
63,833	6.500%, 4/1/2032	66,861
9,530	6.500%, 5/1/2032	9,982
93,205	6.500%, 7/1/2036	99,176
1,663	6.500%, 8/1/2036	1,758
11,020	6.500%, 9/1/2036	11,757
13,850	6.500%, 12/1/2036	14,742
41,189	6.500%, 9/1/2037	44,040
162	6.500%, 12/1/2037	172
21,583	6.500%, 10/1/2038	23,072
9,005,059	6.500%, 10/1/2053	9,366,161
3,912	7.000%, 9/1/2031	4,111
56,038	7.000%, 11/1/2031	59,280
3,932	7.000%, 12/1/2031	4,155
16,937	7.000%, 2/1/2032	17,875
17,860	7.000%, 3/1/2032	18,894
23,618	7.000%, 3/1/2032	24,823
3,520	7.000%, 4/1/2032	3,729
7,097	7.000%, 4/1/2032	7,459
75,980	7.000%, 4/1/2032	80,604
67,817	7.000%, 6/1/2037	73,624
2,948	7.500%, 9/1/2030	3,091
3,693	7.500%, 5/1/2031	3,885
975	7.500%, 6/1/2031	1,036
10,847	7.500%, 8/1/2031	11,508
16,488	7.500%, 1/1/2032	17,005
318	7.500%, 6/1/2033	333
131	8.000%, 11/1/2029	136
	TOTAL	2,129,337,503
Mortgage Core Fund
Annual Financial Statements and Additional Information
17

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—6.8%
$ 31,989,252	3.000%, 9/20/2050	$ 28,777,022
498,934	3.500%, 8/15/2043	469,306
338,725	3.500%, 8/15/2043	318,931
5,551,083	3.500%, 3/20/2047	5,133,037
6,850,401	3.500%, 11/20/2047	6,334,504
14,247,979	3.500%, 5/20/2052	13,090,382
24,187,543	3.500%, 11/20/2052	22,214,834
477,928	4.000%, 9/15/2040	464,393
1,267,693	4.000%, 10/15/2040	1,233,827
609,806	4.000%, 1/15/2041	592,440
762,671	4.000%, 10/15/2041	740,351
2,569,887	4.000%, 6/15/2048	2,446,482
107,540	4.500%, 1/15/2039	107,869
65,648	4.500%, 6/15/2039	65,802
357,737	4.500%, 10/15/2039	358,338
136,316	4.500%, 1/15/2040	136,545
81,415	4.500%, 6/15/2040	81,527
56,511	4.500%, 9/15/2040	56,570
59,154	4.500%, 2/15/2041	59,244
393,209	4.500%, 3/15/2041	393,754
35,323	4.500%, 5/15/2041	35,344
1,321,368	4.500%, 6/20/2041	1,321,577
272,355	4.500%, 9/15/2041	272,500
273,179	4.500%, 10/15/2043	272,631
33,332,902	4.500%, 12/20/2053	32,569,739
215,738	5.000%, 1/15/2039	220,026
180,652	5.000%, 5/15/2039	184,276
239,395	5.000%, 8/20/2039	244,034
62,136,436	5.000%, 9/20/2053	62,357,679
78,900	5.500%, 12/15/2038	81,266
57,546	5.500%, 12/20/2038	59,579
94,441	5.500%, 1/15/2039	97,346
119,850	5.500%, 2/15/2039	123,557
22,213,090	5.500%, 7/20/2053	22,553,955
33,283,099	5.500%, 8/20/2053	33,773,033
29,009,740	5.500%, 9/20/2053	29,454,900
1,997	6.000%, 10/15/2028	2,036
2,429	6.000%, 3/15/2029	2,484
41,125	6.000%, 2/15/2036	42,988
39,132	6.000%, 4/15/2036	40,955
34,733	6.000%, 6/15/2037	36,337
28,840,459	6.000%, 6/20/2053	29,591,000
23,396,753	6.000%, 9/20/2054	23,934,341
4,815	6.500%, 10/15/2028	4,978
1,412	6.500%, 11/15/2028	1,460
1,369	6.500%, 12/15/2028	1,416
1,128	6.500%, 2/15/2029	1,166
14,277	6.500%, 9/15/2031	14,862
34,076	6.500%, 2/15/2032	35,608
2,199	7.000%, 11/15/2027	2,222
Mortgage Core Fund
Annual Financial Statements and Additional Information
18

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,351		7.000%, 6/15/2028	$ 2,391
2,242		7.000%, 1/15/2029	2,278
3,502		7.000%, 5/15/2029	3,583
9,700		7.000%, 5/15/2030	9,923
7,959		7.000%, 11/15/2030	8,187
3,100		7.000%, 12/15/2030	3,172
5,148		7.000%, 8/15/2031	5,321
24,249		7.000%, 10/15/2031	25,067
6,969		7.000%, 12/15/2031	7,227
4,266		7.500%, 8/15/2029	4,411
18,852		7.500%, 10/15/2029	19,451
768		7.500%, 10/15/2030	797
3,662		7.500%, 1/15/2031	3,815
1,292		8.000%, 10/15/2029	1,329
4,247		8.000%, 11/15/2029	4,362
3,293		8.000%, 1/15/2030	3,382
1,652		8.000%, 10/15/2030	1,698
25,217		8.000%, 11/15/2030	26,093
1,709		8.500%, 5/15/2029	1,759
		TOTAL	320,542,699
	[1]	Government National Mortgage Association, TBA—6.0%
50,000,000		3.000%, 1/20/2056	44,941,320
77,500,000		3.500%, 1/20/2056	70,455,366
55,000,000		4.000%, 1/20/2056	51,897,813
50,000,000		4.500%, 1/20/2056	48,704,845
45,150,000		5.000%, 1/20/2056	45,040,520
25,000,000		5.500%, 1/20/2056	25,241,308
		TOTAL	286,281,172
	[1]	Uniform Mortgage-Backed Securities, TBA—12.0%
24,000,000		4.000%, 1/1/2056	22,760,625
118,750,000		5.000%, 1/1/2056	118,453,125
244,500,000		5.500%, 1/1/2056	247,909,626
175,000,000		6.000%, 1/1/2056	179,655,278
		TOTAL	568,778,654
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,440,290,532)	4,548,406,287
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.2%
	[2]	Federal Home Loan Mortgage Corporation—3.9%
8,299,365		REMIC, Series 4661, Class GF, 4.548% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	8,183,225
5,536,142		REMIC, Series 4929, Class FB, 4.438% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	5,448,169
11,972,968		REMIC, Series 4944, Class F, 4.438% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	11,851,084
5,888,107		REMIC, Series 4988, Class KF, 4.338% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	5,825,082
17,722,268		REMIC, Series 5338, Class FH, 4.398% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	17,422,071
11,344,223		REMIC, Series 5342, Class FB, 4.438% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	11,066,383
16,907,277		REMIC, Series 5393, Class HF, 4.824% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	16,961,308
7,103,743		REMIC, Series 5396, Class FQ, 4.874% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	7,099,680
29,566,542		REMIC, Series 5400, Class FA, 4.624% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	29,457,639
29,954,793		REMIC, Series 5428, Class JF, 4.974% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	30,073,911
22,732,787		REMIC, Series 5457, Class GF, 4.974% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	22,774,060
Mortgage Core Fund
Annual Financial Statements and Additional Information
19

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 19,821,358		REMIC, Series 5466, Class FL, 4.824% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	$ 19,847,586
		TOTAL	186,010,198
	[2]	Federal National Mortgage Association—8.1%
13,097,064		REMIC, Series 2011-131, Class FT, 4.448% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	12,961,760
2,101,951		REMIC, Series 2017-30, Class FA, 4.338% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,061,880
5,997,467		REMIC, Series 2019-34, Class FC, 4.388% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	5,929,516
4,448,136		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	4,363,583
10,457,042		REMIC, Series 2019-66, Class FA, 4.438% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	10,277,952
68,748,778		REMIC, Series 2022-65, Class FB, 4.674% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	67,824,795
22,528,666		REMIC, Series 2022-70, Class FA, 4.734% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	22,256,529
36,601,848		REMIC, Series 2023-42, Class FA, 4.288% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	35,817,273
16,544,528		REMIC, Series 2024-13, Class FA, 4.874% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	16,536,583
32,241,043		REMIC, Series 2024-15, Class FA, 5.074% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	32,306,886
29,016,939		REMIC, Series 2024-15, Class FB, 4.674% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	28,915,925
10,501,044		REMIC, Series 2024-25, Class FA, 4.974% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	10,520,582
23,694,911		REMIC, Series 2024-40, Class FC, 4.774% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	23,629,724
13,558,999		REMIC, Series 2024-82, Class CF, 5.224% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	13,624,463
19,312,719		REMIC, Series 2025-7, Class FD, 4.874% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	19,315,189
37,316,272		REMIC, Series 2025-9, Class FG, 5.224% (30-DAY AVERAGE SOFR +1.350%), 3/25/2055	37,542,658
22,593,824		REMIC, Series 2025-13, Class FA, 5.650% (30-DAY AVERAGE SOFR +0.000%), 3/25/2055	22,713,049
17,393,594		REMIC, Series 2025-62, Class FM, 5.174% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	17,499,332
		TOTAL	384,097,679
	[2]	Government National Mortgage Association—3.9%
5,378,829		REMIC, Series 2022-175, Class FA, 4.817% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	5,351,651
26,873,541		REMIC, Series 2023-4, Class FG, 4.667% (30-DAY AVERAGE SOFR +0.750%), 1/20/2053	26,827,044
22,248,233		REMIC, Series 2023-35, Class FH, 4.467% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	21,990,381
8,604,355		REMIC, Series 2023-63, Class FM, 4.717% (30-DAY AVERAGE SOFR +0.800%), 5/20/2053	8,600,875
4,283,385		REMIC, Series 2023-111, Class FD, 4.917% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,299,187
16,300,474		REMIC, Series 2023-112, Class AF, 4.967% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	16,341,657
15,402,207		REMIC, Series 2024-59, Class MF, 5.017% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	15,437,760
39,958,619		REMIC, Series 2024-108, Class FB, 4.917% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	40,089,316
6,458,641		REMIC, Series 2024-113, Class FJ, 4.467% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	6,432,280
38,523,899		REMIC, Series 2025-133, Class DF, 4.917% (30-DAY AVERAGE SOFR +1.000%), 8/20/2055	38,669,258
		TOTAL	184,039,409
		Non-Agency Mortgage-Backed Securities—1.3%
402,403		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	220,492
30,093,155		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	27,422,388
25,551,637		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,279,829
5,370,280		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,696,058
4,814,269		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,197,816
77,200		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.487%, 8/25/2035	74,195
1,232,023		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,078,484
2,185,618		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,881,625
		TOTAL	61,850,887
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $811,692,649)	815,998,173
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,965,640
Mortgage Core Fund
Annual Financial Statements and Additional Information
20

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—0.6%
$ 14,498,523		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	$ 14,505,226
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,851,771
		TOTAL	29,356,997
		Student Loans—0.2%
1,831,764		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	1,741,625
3,874,538		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,641,332
1,770,914	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 4.664% (CME Term SOFR 1 Month +0.914%), 2/15/2036	1,769,688
		TOTAL	7,152,645
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $57,188,979)	57,475,282
		INVESTMENT COMPANY—3.6%
168,142,283		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[3] (IDENTIFIED COST $168,142,283)	168,142,283
		TOTAL INVESTMENT IN SECURITIES—118.0% (IDENTIFIED COST $5,477,314,443)[4]	5,590,022,025
		OTHER ASSETS AND LIABILITIES - NET—(18.0)%[5]	(852,468,716)
		NET ASSETS—100%	$4,737,553,309
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	520	$108,570,312	March 2026	$(65,688)
United States Treasury Notes 5-Year Long Futures	1,002	$109,523,297	March 2026	$(346,793)
United States Treasury Notes 10-Year Long Futures	195	$21,925,313	March 2026	$(136,025)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(548,506)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$411,777,353
Purchases at Cost	$1,268,730,712
Proceeds from Sales	$(1,512,365,782)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$168,142,283
Shares Held as of 12/31/2025	168,142,283
Dividend Income	$8,543,377

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $5,464,870,943.
5
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2025. See
Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Mortgage Core Fund
Annual Financial Statements and Additional Information
21

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,548,406,287	$—	$4,548,406,287
Collateralized Mortgage Obligations	—	815,998,173	—	815,998,173
Asset-Backed Securities	—	57,475,282	—	57,475,282
Investment Company	168,142,283	—	—	168,142,283
TOTAL SECURITIES	$168,142,283	$5,421,879,742	$—	$5,590,022,025
Other Financial Instruments:[1]
Liabilities	$(548,506)	$—	$—	$(548,506)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information
22

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.18	$8.45	$8.38	$9.76	$10.07
Income From Investment Operations:
Net investment income (loss)[1]	0.40	0.39	0.35	0.25	0.17
Net realized and unrealized gain (loss)	0.31	(0.28)	0.07	(1.37)	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.11	0.42	(1.12)	(0.09)
Less Distributions:
Distributions from net investment income	(0.41)	(0.38)	(0.35)	(0.26)	(0.22)
Net Asset Value, End of Period	$8.48	$8.18	$8.45	$8.38	$9.76
Total Return[2]	8.84%	1.39%	5.19%	(11.57)%	(0.89)%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.79%	4.66%	4.27%	2.78%	1.72%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,737,553	$6,062,579	$5,517,185	$3,184,276	$3,204,459
Portfolio turnover[4]	172%	113%	53%	204%	351%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	16%	26%	31%	123%	65%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information
23

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $168,142,283 of investments in affiliated holdings* (identified cost $5,477,314,443, including $168,142,283 of identified cost in affiliated holdings)	$5,590,022,025
Due from broker (Note 2)	2,242,125
Income receivable	13,856,713
Income receivable from affiliated holdings	393,540
Receivable for investments sold	44,572,185
Total Assets	5,651,086,588
Liabilities:
Payable for investments purchased	898,844,125
Payable to bank	653,655
Payable for variation margin on futures contracts	193,625
Income distribution payable	13,630,798
Accrued expenses (Note 5)	211,076
Total Liabilities	913,533,279
Net assets for 558,912,109 shares outstanding	$4,737,553,309
Net Assets Consist of:
Paid-in capital	$5,150,723,441
Total distributable earnings (loss)	(413,170,132)
Net Assets	$4,737,553,309
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,737,553,309 ÷ 558,912,109 shares outstanding, no par value, unlimited shares authorized	$8.48

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information
24

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$233,290,885
Dividends received from affiliated holdings*	8,543,377
TOTAL INCOME	241,834,262
Expenses:
Administrative fee (Note 5)	8,409
Custodian fees	193,396
Transfer agent fees	286,531
Directors’/Trustees’ fees (Note 5)	32,082
Auditing fees	38,937
Legal fees	13,363
Portfolio accounting fees	257,343
Share registration costs	1,330
Printing and postage	17,919
Interest expense	42,365
Miscellaneous (Note 5)	32,828
TOTAL EXPENSES	924,503
Net investment income	240,909,759
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(28,616,737)
Net realized gain on futures contracts	4,054,385
Net change in unrealized depreciation of investments	218,001,304
Net change in unrealized appreciation of futures contracts	(4,108,507)
Net realized and unrealized gain (loss) on investments and futures contracts	189,330,445
Change in net assets resulting from operations	$430,240,204

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information
25

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$240,909,759	$274,877,924
Net realized gain (loss)	(24,562,352)	(48,065,981)
Net change in unrealized appreciation/depreciation	213,892,797	(135,406,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	430,240,204	91,405,899
Distributions to Shareholders	(245,748,050)	(272,825,103)
Share Transactions:
Proceeds from sale of shares	240,568,200	1,567,456,321
Net asset value of shares issued to shareholders in payment of distributions declared	69,075,428	68,503,553
Cost of shares redeemed	(1,819,161,428)	(909,147,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,509,517,800)	726,812,769
Change in net assets	(1,325,025,646)	545,393,565
Net Assets:
Beginning of period	6,062,578,955	5,517,185,390
End of period	$4,737,553,309	$6,062,578,955
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information
26

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Mortgage Core Fund
Annual Financial Statements and Additional Information
27

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount
Mortgage Core Fund
Annual Financial Statements and Additional Information
28

of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $301,825,918 and $25,759,716, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$548,506*

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$4,054,385

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(4,108,507)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	29,076,715	188,979,745
Shares issued to shareholders in payment of distributions declared	8,268,003	8,281,587
Shares redeemed	(219,542,239)	(108,969,292)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(182,197,521)	88,292,040
Mortgage Core Fund
Annual Financial Statements and Additional Information
29

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$245,748,050	$272,825,103
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$368,695
Net unrealized appreciation	$125,151,082
Capital loss carryforwards	$(538,689,909)
TOTAL	$(413,170,132)
At December 31, 2025, the cost of investments for federal tax purposes was $5,464,870,943. The net unrealized appreciation of investments for federal tax purposes was $125,151,082. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $129,977,974 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,826,892. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market on futures contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $538,689,909 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$290,297,792	$248,392,117	$538,689,909
The Fund used capital loss carryforwards of $929,186 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$—
Sales	$71,899,168
Mortgage Core Fund
Annual Financial Statements and Additional Information
30

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Mortgage Core Fund
Annual Financial Statements and Additional Information
31

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion..

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
Mortgage Core Fund
Annual Financial Statements and Additional Information
32

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Annual Financial Statements and Additional Information
33

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
34

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2024, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Annual Financial Statements and Additional Information
35

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38011 (2/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2026